Consolidated statement of financial position - EUR (€) € in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Goodwill	€ 31,271	€ 23,353	€ 23,353
Other intangible assets	22,252	17,652	17,652
Plant, property and equipment	39,197	37,658	27,432
Investments in associates and joint ventures	5,831	3,682	3,952
Other investments	792	870	870
Deferred tax assets	23,606	24,753	24,753
Post employment benefits	590	94	94
Trade and other receivables	10,378	5,191	5,170
Total non-current assets	133,917	113,253	103,276
Current assets
Inventory	585	714	714
Taxation recoverable	275	264	264
Trade and other receivables	11,411	11,851	12,190
Other investments	7,089	13,012	13,012
Cash and cash equivalents	13,284	13,637	13,637
Total current assets	32,644	39,478	39,817
Assets held for sale	1,607
Assets held for sale		(231)	(231)
Total assets	168,168	152,500	142,862
Equity
Called up share capital	4,797	4,796	4,796
Additional paid-in capital	152,629	152,503	152,503
Treasury shares	(7,802)	(7,875)	(7,875)
Accumulated losses	(120,349)	(116,986)	(116,725)
Accumulated other comprehensive income	32,135	29,519	29,519
Total attributable to owners of the parent	61,410	61,957	62,218
Non-controlling interests		1,231	1,227
Non-controlling interests	1,215	1,231	1,227
Total equity	62,625	63,188	63,445	€ 68,607	€ 73,719
Non-current liabilities
Long-term borrowings	62,892	56,079	48,685
Deferred tax liabilities	2,043	478	478
Post employment benefits	438	551	551
Provisions	1,474	1,233	1,242
Trade and other payables	5,189	2,901	2,938
Total non-current liabilities	72,036	61,242	53,894
Current liabilities
Short-term borrowings	11,826	6,916	4,270
Financial liabilities under put option arrangements	1,850	1,844	1,844
Taxation liabilities	671	596	596
Provisions	1,024	1,084	1,160
Trade and other payables	17,085	17,630	17,653
Total current liabilities	32,456	28,070	25,523
Liabilities held for sale	1,051
Total equity and liabilities	€ 168,168	€ 152,500	€ 142,862